Loss Per Share	12 Months Ended
Dec. 31, 2015
Loss Per Share [Abstract]
Loss Per Share

15. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(79,632)	(447,858)	(1,459,379)	(225,289)
Deemed dividends upon redesignation of Series A Preferred Shares	(59,428)	—	—	—
Deemed dividends upon redesignation of Series D Preferred Shares	—	(15,606)	—	—
Numerator for basic and diluted net loss per share	(139,060)	(463,464)	(1,459,379)	(225,289)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	26,000,000	105,746,313	248,362,837	248,362,837
Loss per share-basic and diluted	(5.35)	(4.38)	(5.88)	(0.91)

For the years ended December 31, 2013, 2014 and 2015, the Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	2013	2014	2015

Series A preferred shares	13,506,748	—	—
Series B preferred shares	21,564,115	—	—
Series C preferred shares	25,782,056	—	—
Series D preferred shares	21,771,472	—	—
Option and restricted shares	17,631,953	21,445,228	30,309,619
Total	100,256,344	21,445,228	30,309,619